UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06674
THE GREATER CHINA FUND, INC.
(Exact name of registrant as specified in charter)
51 West 52nd Street, New York, New York		10019-6114
(Address of principal executive offices)		(Zip code)

Joseph T. Malone UBS Global Asset Management (US) Inc. 51 West 52nd Street New York, NY 10019-6114
(Name and address of agent for service)

Copy to: John Donovan, Esq. White & Case LLP 1155 Avenue of the Americas New York, NY 10036

Registrant's telephone number, including area code:		212-882 5000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2005

Item 1.  Schedule of Investments

The Greater China Fund, Inc.

Portfolio of Investments

March 31, 2005 (Unaudited)

		Market
Shares	Description	Value

	EQUITIES- 99.4%
	CHINA - 36.8%
	Automobiles - 1.2%
5,193,540	Chongqing Changan Automobile Co. Ltd. “B”	$2,616,997

	Conglomerates - 3.5%
3,628,000	Cosco Pacific Ltd.	7,884,681

	Consumption - 1.0%
6,000,000	Kingway Brewery Holdings Ltd.	2,173,286

	Electrical & Electronics - 2.5%
780,500	BYD Co. Ltd. “H”	2,291,688
10,000,000	Great Wall Technology Co. Ltd. “H” (1)	2,410,488
12,500,000	Skyworth Digital Holdings Ltd. (2)	1,091,852
		5,794,028

	Energy - 10.6%
13,330,000	CNOOC Ltd.	7,178,383
19,904,000	PetroChina Co. Ltd. “H”	12,377,395
4,170,000	Sinopec Zhenhai Refining and Chemical Co. Ltd. “H” (3)	4,491,201
		24,046,979

	Machinery & Engineering - 0.8%
1,893,998	Weifu High-Technology Co. Ltd. “B” (4)	1,891,752

	Miscellaneous - 4.4%
1,591,000	China Shineway Pharmaceutical Group Ltd. (1)	856,775
2,500,000	Shandong Chenming Paper Holdings Ltd. “B”	1,862,358
780,000	Weichai Power Co. Ltd. “H”	2,660,256
1,708,000	Weiqiao Textile Co. Ltd. “H”	2,441,799
5,076,000	Zijin Mining Group Co. Ltd. “H”	2,066,391
		9,887,579

	Transportation - 8.5%
6,000,000	Anhui Expressway Co. “H” (3)	3,423,406
1,609,300	China International Marine Containers (Group) Co. Ltd. “B”	4,815,984
2,650,000	China Merchants Holdings International Co. Ltd.	5,198,577
2,113,160	Dazhong Transportation Group Co. Ltd. “B” (4)	1,231,972
12,000,000	Guangshen Railway Co. Ltd. “H” (3)	4,385,037
		19,054,976

	Utilities - 4.3%
8,420,000	China Resources Power Holdings Co. Ltd.	3,967,497
4,978,000	Huaneng Power International, Inc. “H”	3,670,032
6,000,000	Tianjin Capital Environmental Protecion Co. Ltd. “H”	2,077,123
		9,714,652
	Total China	83,064,930

		Market
Shares	Description	Value

	HONG KONG - 55.6%
	Consumption - 6.8%
4,000,000	Bonjour Holdings Ltd.	$2,000,192
13,400,000	Bossini International Holdings Ltd.	3,058,243
407,000	Esprit Holdings Ltd.	2,778,825
10,500,000	Glorious Sun Enterprises Ltd. (4)	4,476,392
26,000,000	Leroi Holdings Ltd. (1) (2)	575,055
11,404,000	Playmates Holdings Ltd.	2,514,970
		15,403,677

	Electrical & Electronics - 11.1%
4,256,000	IDT International Ltd.	851,282
4,436,200	Kingboard Chemical Holdings Ltd.	13,253,000
3,000,000	Matsunichi Communication Holdings Ltd. (1) (4)	952,015
3,093,000	Techtronic Industries Co. (3)	6,821,117
16,474,000	Topsearch International Holdings Ltd. (4)	2,492,460
7,392,000	Wang Sing International Holdings Group Ltd. (4)	758,227
		25,128,101

	Financials - 7.3%
274,000	Guoco Group Ltd.	2,757,829
3,020,000	Henderson Investment Ltd.	4,181,941
4,258,000	Industrial & Commercial Bank of China Ltd.	5,705,177
1,346,000	JCG Holdings Ltd.	1,268,468
5,934,000	Pacific Century Insurance Holdings Ltd.	2,453,717
		16,367,132

	Media - 1.7%
12,146,000	Oriental Press Group Ltd.	3,854,390

	Miscellaneous - 5.2%
10,000,000	Matrix Holdings Ltd. (4)	2,981,056
9,861,482	Pico Far East Holdings Ltd. (4)	1,504,653
24,000,000	Top Form International Ltd. (4)	7,231,464
		11,717,173

	Real Estate - 8.3%
1,612,000	Chinese Estates Holdings Ltd. (3)	1,477,809
6,300,000	Far East Consortium International Ltd. (3)	2,665,641
1,310,000	Great Eagle Holdings Ltd.	2,586,659
9,400,000	Hon Kwok Land Investment Co. Ltd.	2,470,750
1,833,000	Hong Kong Land Holding Ltd.	4,930,770
1,230,000	Hopewell Holdings Ltd.	2,901,817
1,824,000	Shun Tak Holdings Ltd. (3)	1,718,934
		18,752,380

		Market
Shares	Description	Value

	HONG KONG
	Technology - 5.0%
879,000	ASM Pacific Technology (3)	$3,798,096
7,650,000	Lenovo Group Ltd. (3)	2,599,288
15,736,000	Solomon Systech International Ltd.	4,943,193
		11,340,577

	Transportation - 3.7%
850,000	Kowloon Motor Bus Holding Ltd. (4)	4,381,191
4,416,000	Singamas Container Holdings Ltd.	3,850,216
		8,231,407

	Utilities - 6.5%
1,347,000	Cheung Kong Infrastructure Holdings Ltd. (3)	3,860,044
5,479,000	Hong Kong & China Gas Co. Ltd.	10,783,428
		14,643,472
	Total Hong Kong	125,438,309

	TAIWAN - 6.8%
	Consumption - 2.4%
2,376,000	Feng Tay Enterprise Co. Ltd. (4)	2,669,663
2,617,000	Holiday Entertainment Co. Ltd. (4)	1,702,803
573,460	Taiwan Familymart Co. Ltd. (4)	957,405
		5,329,871

	Technology - 4.4%
1,271,946	Hon Hai Precision Industry Co. Ltd.	5,652,017
598,000	MediaTek Inc.	4,251,635
		9,903,652
	Total Taiwan	15,233,523

	WARRANTS - 0.2%
	HONG KONG - 0.2%
	Electrical & Electronics - 0.2%
416,620	Kingboard Chemical Holdings Ltd. (1)	339,204

	Total Equities (cost $183,860,974)	224,075,966

	INVESTMENTS OF CASH COLLATERAL
	FROM SECURITIES LOANED - 6.8%
	Money Market Funds * - 6.8%
2,162	AIM Liquid Assets Portfolio, 2.67%	2,165
1,306,849	AIM Prime Portfolio, 2.70%	1,306,846
4,197,347	Barclays Prime Money Market Fund, 2.71%	4,197,347
8,624,245	Scudder Money Market Fund, 2.74%	8,624,245
1,312,894	UBS Private Money Market Fund LLC, 2.66% (5)	1,312,894
	Total Money Market Funds (cost $15,443,497)	15,443,497

	Total Investments (cost $199,304,471) - 106.2% (a)	239,519,463
	Liabilities, in excess of cash and other assets - (6.2)%	(14,058,495)
	Net Assets - 100.0%	$225,460,968

NOTES TO SCHEDULE OF INVESTMENTS
Aggregate cost for federal income tax purposes was $199,304,471; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$49,456,279
Gross unrealized depreciation	(9,241,287)
Net unrealized appreciation	$40,214,992

(1)	Non-income producing security.
(2)	Security is being fair valued by a valuation committee under the direction of the Board of Directors.
	At March 31, 2005, the value of these securities amounted to $1,666,907 or 0.74% of net assets.
(3)	Security, or a portion thereof, was on loan at March 31, 2005.
(4)	Security is illiquid. These securities amounted to $33,231,053 or 14.74% of net assets.
(5)	Affiliated with the administrator of the Fund.
*	Rates shown reflect yield at March 31, 2005.
(a)

All securities for which market quotations are readily available are valued at the last sale price on the day of valuation or, if there was no sale on such day, the last bid price quoted on such day. Short-term debt securities having a maturity of 60 days or less and money market funds are valued at amortized cost, or by amortizing their value on the 61st day prior to maturity if their term to maturity from the date of purchase was greater than 60 days, unless the Fund’s Board of Directors determines that such value does not represent the fair value of such securities. Securities and assets for which market quotations are not readily available (including investments which are subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

	Industry Diversification
	As a Percentage of Net Assets
	As of March 31, 2005 (unaudited)

	Automobiles	1.2%
	Conglomerates	3.5
	Consumption	10.2
	Electrical & Electronics	13.8
	Energy	10.6
	Financials	7.3
	Machinery & Engineering	0.8
	Media	1.7
	Miscellaneous	9.6
	Real Estate	8.3
	Technology	9.4
	Transportation	12.2
	Utilities	10.8
	Total Equities	99.4
	Investments of Cash Collateral for Securities on Loan	6.8
	Total Investments	106.2
	Liabilities, in excess of Cash and Other Assets	(6.2)
	Net Assets	100.0%

	1) Transactions with Related Entities

The Fund invests in shares of the UBS Private Money Market Fund LLC (“Private Money Market Fund”). The Private Money Market Fund is a limited liability company managed by UBS Global Asset Management (US) Inc., the Fund’s Administrator. Amounts relating to those investments at March 31, 2005 and for the period then ended are summarized as follows:

		Sales	Interest		% of Net
Security	Purchases	Proceeds	Income	Value	Assets

UBS Private Money Market Fund LLC	$26,701,667	$26,704,112	$27,906	$1,312,894	0.6%

2) Securities Lending

The Fund may lend up to 27.5% of its total assets to qualified broker-dealers or institutional investors. Under the terms of the securities lending agreement, the securities on loan are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to 105% of the market value of the foreign securities on loan, which are marked to market daily. The Fund will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation, for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The Fund’s lending agent is UBS Securities LLC, a wholly-owned indirect subsidiary of UBS AG. At March 31, 2005, the value of loaned securities was $14,117,135 and the related collateral outstanding was $15,443,497.

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s annual report to shareholders dated December 31, 2004.

Item 2.  Controls and Procedures.

(a)            The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)           There has been no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)                Certifications of the principal executive officer and the principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Greater China Fund, Inc.

By:	/s/ Ronald G.M. Watt
Ronald G.M. Watt
President

Date:	May 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald G.M. Watt
Ronald G.M. Watt
President
(Principal Executive Officer)

Date:	May 27, 2005

By:	/s/ Joseph T. Malone
Joseph T. Malone
Treasurer
(Principal Financial Officer)

Date:	May 27, 2005